Organization and Principal Activities (Details) - USD ($)				1 Months Ended	12 Months Ended
	Feb. 05, 2021	Jun. 13, 2018	Dec. 14, 2017	Sep. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 14, 2020	Dec. 31, 2019
Organization and Principal Activities (Details) [Line Items]
Shareholding percentage		51.00%	51.00%
Consummation of sale percentage	51.00%
Description of option agreement term				The term of each of these exclusive option agreements is 10 years and will be extended automatically for successive 5-year terms except where WFOE provides prior written notice otherwise.	The term of each of these exclusive service agreements are perpetual unless terminated by WFOE upon thirty (30) advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee) 10 years under the Option Agreement.
Series of Individually Immaterial Business Acquisitions [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of equity interests								100.00%
Ordinary shares issued					41,204,025
Shares deposited					2,060,201
Earn out payments							5,000,000		5,000,000
Horgos Glary Wisdom [Member]
Organization and Principal Activities (Details) [Line Items]
Shares owned percentage	51.00%
Recognized gain						$ 25.6
Mr. Feng Zhao [Member]
Organization and Principal Activities (Details) [Line Items]
Shares owned percentage	49.00%
Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued					49,767,866
Ordinary shares outstanding					49,767,866